Staff Costs - Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory (Details) - Employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Staff Costs [Line Items]
Average number of staff employed under contracts of service	28	22	20
Research and Development Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	23	18	18
Administrative Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	5	4	2